Other Financial Liabilities - Summary of Individual Identification of Unsecured Liabilities by Debtor (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 615,014,915	$ 68,519,783
Other financial liabilities, Non-current	1,904,512,941	2,183,803,256
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	542,220,313	55,977,988
Other financial liabilities, Non-current	1,897,563,167	2,138,411,462
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	407,002,682	54,350,257
Other financial liabilities, Non-current	1,332,697,887	1,673,244,902
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	9,020,288	8,801,651
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	397,982,394	45,548,606
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,097,026	380,412,748
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	41,097,026	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	221,341,228	39,222,125
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	905,228,214	214,996,029
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 123,934,393	$ 999,391,875
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.00%	8.00%
Nominal Annual Rate	7.87%	7.87%
Other financial liabilities, Current	$ 5,925,358	$ 5,781,737
Other financial liabilities, Non-current	180,244,202	175,773,904
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	5,925,358	5,781,737
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 180,244,202
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 175,773,904
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.80%	8.80%
Nominal Annual Rate	7.33%	7.33%
Other financial liabilities, Current	$ 1,894,811	$ 1,848,884
Other financial liabilities, Non-current	61,106,625	59,583,109
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,894,811	1,848,884
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 61,106,625	$ 59,583,109
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.68%	8.68%
Nominal Annual Rate	8.13%	8.13%
Other financial liabilities, Current	$ 1,200,119	$ 1,171,030
Other financial liabilities, Non-current	30,067,872	29,207,740
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,200,119	1,171,030
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 30,067,872	$ 29,207,740
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.67%	4.67%
Nominal Annual Rate	4.88%	4.25%
Other financial liabilities, Current	$ 353,693,888	$ 3,071,586
Other financial liabilities, Non-current		341,190,623
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 353,693,888	3,071,586
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 341,190,623
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%	7.17%
Nominal Annual Rate	6.20%	6.20%
Other financial liabilities, Current	$ 8,168,209	$ 7,889,718
Other financial liabilities, Non-current	29,583,628	34,940,986
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	8,168,209	7,889,718
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,652,187	7,303,084
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,652,187	7,303,084
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,652,187	7,303,084
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 6,627,067	7,303,084
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 5,728,650
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.85%	4.85%
Nominal Annual Rate	4.75%	4.75%
Other financial liabilities, Current	$ 33,863,539	$ 32,385,245
Other financial liabilities, Non-current	166,539,252	190,616,296
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	33,863,539	32,385,245
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,444,839	31,919,041
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,444,839	31,919,041
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,444,839	31,919,041
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,444,839	31,919,041
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 32,759,896	$ 62,940,132
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.24%	5.24%
Nominal Annual Rate	4.88%	4.88%
Other financial liabilities, Current	$ 2,256,758	$ 2,202,057
Other financial liabilities, Non-current	865,156,308	841,932,244
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,256,758	2,202,057
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 865,156,308
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 841,932,244